Rental Property (Tables)	12 Months Ended
Dec. 31, 2011
Rental Property [Abstract]
Rental property

Rental property consists of the following at December 31 (amounts in thousands):

	2011	2010
Land and land improvements	$384,409	$315,229
Buildings and improvements	1,052,341	933,546
Construction in process	70,362	41,697
Tenant improvements	116,148	88,521
Furniture, fixtures and equipment	5,400	9,894

	1,628,660	1,388,887
Less: accumulated depreciation	(188,999)	(170,990)

	$1,439,661	$1,217,897

Current development and redevelopment activity

development and redevelopment activity as of December 31, 2011 (amounts in thousands):

Reporting Segment	Developable Square Feet	Square Feet Under Development	Cost to Date of Development Activities	Square Feet Under Redevelopment	Cost to Date of Redevelopment Activities
Washington, D.C.	712	—	$—	135	$1,624
Maryland	250	—	—	—	—
Northern Virginia	568	—	—	—	—
Southern Virginia	841	166	536	—	—

	2,371	166	$536	135	$1,624